Related Parties	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Parties
12.     RELATED PARTY TRANSACTIONS

The Company rents commercial space in Toronto, Canada, beginning in 2003, with a month-to-month agreement for rent for CDN $3,500.  Rent expense for the year ended December 31, 2012 under this lease amounted to $43,505 (December 31, 2011 and 2010 - $43,748 and $43,174, respectively).  Rent was paid to a corporation that is controlled by a director of the Company.  As at December 31, 2012, the Company owed the corporation $113,074 (December 31, 2011 - $80,827), which is included in accounts payable and accrued liabilities.

The Company paid $124,997 (2011 - $124,994 and 2010 - $124,957) of consulting fees to a director.  As at December 31, 2012, the Company owed the director $764,057 (December 31, 2011 - $724,445), which is included in accounts payable and accrued liabilities.

The Company’s related party transactions were consummated on terms equivalent to those that prevail in arm’s length transactions.